Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions
4.	ACQUISITIONS

Business combinations in 2014

The Group completed the following acquisitions in 2014, which have been accounted for as business combinations:

Aipu Group

To expand the reach of the Company’s data transmission network into regional last-mile access networks, further strengthening its position as a leading integrated internet infrastructure services provider in China, on May 31, 2014, the Company acquired from third party selling shareholders (the “Selling Shareholder”) the controlling interest represented by 50% equity interests plus one share of Aipu Group, one of the largest regional internet service providers in Southwest China, for a total purchase consideration of RMB748,971(US$120,712), as follow:

	RMB	US$
Cash consideration (i)	700,000	112,820
Contingent consideration in cash (ii) *	48,971	7,892

Total fair value of purchase price consideration	748,971	120,712

*	The Company determined the fair value of the contingent consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB700,000 of the above cash consideration was paid in 2014.
ii.	The contingent consideration in cash was determined based on the achievement by Aipu Group of certain revenue and net profit targets as well as certain operational performance targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016. The Company determined the fair value of the contingent cash consideration as of the acquisition date and at the end of 2014 with the assistance of an independent third party valuation firm based on the Company’s assessment of whether Aipu Group will meet the aforementioned contractually stipulated targets. The outstanding contingent consideration amount was recorded in the “Amount due to related parties” balance within the Company’s consolidated balance sheets (Note 24).

The sale and purchase agreement also provided put options that allows the Selling Shareholders to sell the remaining 50% equity interests in the Aipu Group in three tranches, namely 28% equity interest in 2015, 11% equity interest in 2016 and the remaining equity interests (including those in 2015 and 2016 if these put options are not exercised) in 2017 for a consideration determined using certain financial or operational targets with a floor of RMB700,000 or a ceiling of RMB800,000, in aggregate. A portion of the consideration is to be settled in cash based on certain financial target stipulated in the sale and purchase agreement. The difference will be settled in cash or shares, with the option to settle in cash or shares residing with the Selling Shareholders for the first tranche and the Company in the subsequent tranches.

The noncontrolling interests are to be redeemed by the Company at the option of the Selling Shareholders in return for cash and shares where the maximum number of shares required to be delivered is outside of the control of the Company, and thus are accounted for as redeemable noncontrolling interests. The Company elects to recognize the changes in redemption value immediately as they occur and adjust the carrying amount of the noncontrolling interests to the redemption value at the end of each reporting period as if it is the redemption date in accordance with ASC topic 480 (“ASC 480”), Distinguishing Liabilities from Equity. As the remaining 50% equity interests are held by a few noncontrolling shareholders where the underlying shares of the Aipu Group are not publicly traded, the put options are embedded features in the Aipu Group’s shares, which does not qualify for bifurcation accounting. The put options are recognized as part of redeemable noncontrolling interests (Note 28). The redeemable noncontrolling interests were initially recorded at acquisition date fair value and subsequently adjusted to the balance after attribution of Aipu Group’s net income pursuant to ASC 810, Consolidation, and the redemption value pursuant to ASC 480, whichever is greater. Adjustments to the carrying amount of redeemable noncontrolling interests pursuant to ASC 480, if any, are charged to additional paid-in capital.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date of May 31, 2014:

	RMB	US$
Current assets	100,741	16,236
Other non-current assets	15,243	2,457
Property and equipment, net	681,979	109,915
Customer relationships (Note 10)	456,079	73,507
Trade names (Note 10)	110,748	17,849
Property management relationship (Note 10)	86,873	14,001
Non-compete agreements (Note 10)	26,670	4,298
Supplier relationships (Note 10)	23,453	3,780
Licenses (Note 10)	10,744	1,732
Purchased softwares	9,819	1,583
Land use right	12,143	1,957

Total assets acquired	1,534,492	247,315

Accounts and notes payable	(31,097)	(5,012)
Deferred revenue-current	(390,000)	(62,857)
Other current liabilities	(190,317)	(30,673)
Deferred tax liabilities-non-current	(124,356)	(20,043)
Other non-current liabilities	(1,367)	(220)

Total liabilities assumed	(737,137)	(118,805)

Net assets acquired	797,355	128,510
Purchase considerations	748,971	120,712
Fair value of redeemable non-controlling interests with the embedded put options (Note 28)	748,040	120,562

Goodwill	699,656	112,764

The revenue and net profit of Aipu Group since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2014 were RMB385,032 (US$62,056) and RMB41,290 (US$6,655), respectively. The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

Dermot Entities

As part of the Company’s business strategy to expand into the Virtual Private Network (“VPN”) market, the Group acquired 100% equity interests in the Dermot Entities from a third party selling shareholder, on August 10, 2014 for a total purchase consideration of RMB953,567 (US$153,687).

	RMB	US$
Cash consideration (i)	598,500	96,461
Contingent ordinary shares issuance * (ii) (iii)	355,067	57,226

Total fair value of purchase price consideration	953,567	153,687

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB 598,500 of the above cash consideration was paid in 2014.
ii.	The contingent consideration in shares are determined based on the achievement by Dermot Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2014 and 2015 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Dermot Entities will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014 and 2015 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position.
iii.	As the contingent consideration in shares is predominately derived from a financial performance parameter other than the fair value of the issuer’s shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense.

The sale and purchase agreement also provided (i) 237,874 restricted share units to be settled in cash or shares at the Company’s option and (ii) cash payments if the financial performance for fiscal years 2014 and 2015 exceed certain agreed-upon financial targets, to be granted and paid to certain Dermot Entities management over agreed requisite service periods subsequent to the acquisition. The related compensation for post-acquisition services provided by the employees is accounted as compensation and recorded in the Company’s consolidated statements of operations (Note 22(c)).

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

	RMB	US$
Current assets	77,886	12,552
Other non-current assets	655	106
Property and equipment, net	40,006	6,448
Customer relationships (Note 10)	207,767	33,486
Trade name (Note 10)	116,266	18,739
Contract backlog (Note 10)	34,259	5,522
Licenses (Note 10)	3,772	608
Supplier relationships (Note 10)	30,073	4,847
Purchased softwares	360	58

Total assets acquired	511,044	82,366

Accounts and notes payable	(39,293)	(6,333)
Other current liabilities	(42,555)	(6,859)
Deferred tax liabilities-non-current	(81,657)	(13,161)
Other non-current liabilities	(3,372)	(543)

Total liabilities assumed	(166,877)	(26,896)

Net assets acquired	344,167	55,470
Purchase consideration	953,567	153,687

Goodwill	609,400	98,217

The revenue and net profit of Dermot Entities since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2014 were RMB193,235 (US$31,144) and RMB9,542 (US$1,538), respectively.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

Other acquisitions

As part of the Company’s business strategy to expand the existing hosting service, the Company completed other several less significant acquisitions in 2014. The aggregate consideration for the three acquisitions is RMB 64,232 (US$ 10,352), as follow:

	RMB	US$
Cash consideration (i)	49,554	7,986
Contingent consideration in cash* (ii)	7,339	1,183
Contingent ordinary shares issuance* (ii) (iii)	7,339	1,183

Total fair value of purchase price consideration	64,232	10,352

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB49,554 of the above cash consideration was paid in 2014.
ii.	The contingent consideration in both cash and shares are determined based on the achievement by Guangdong Tianying Information Technology., Co., Ltd. (“GD Tianying”) of certain financial and operational targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether GD Tianying will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014, 2015 and 2016 has been recorded in the “Amount due to related parties” balance within the Company’s Consolidated Balance Sheets.
iii.	As the contingent consideration of GD Tianying in shares is predominately derived from a financial and operational performance parameter other than the fair value of the issuer’s shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

	RMB	US$
Current assets	13,472	2,171
Other non-current assets	262	42
Property and equipment, net	15,912	2,565
Licenses	896	144
Supplier Relationship	14,516	2,340
Customer Relationships	9,381	1,512
Non-compete agreements	300	48

Total assets acquired	54,739	8,822

Accounts and notes payable	(5,768)	(930)
Other current liabilities	(10,124)	(1,631)
Deferred revenue-non-current	(750)	(121)
Deferred tax liabilities-non-current	(4,683)	(755)

Total liabilities assumed	(21,325)	(3,437)

Net assets acquired	33,414	5,386
Purchase consideration	64,232	10,352
Fair value of noncontrolling interests	5,597	902

Goodwill	36,415	5,869

The revenue and net profit since the acquisition dates included in the consolidated statement of operations for the year ended December 31, 2014 were RMB20,515 (US$3,306) and RMB4,898 (US$789), respectively.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

Assets acquisition in 2014

On September 30, 2014, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interests in Beijing Yichengtaihe Investment Co., Ltd (“BJ Yichengtaihe”) with the total consideration of RMB198,846 (US$32,049). The purpose is to establish a new data center with the acquired property and electricity equipment. As BJ Yichengtaihe does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. As of September 30, 2014, the fair values of the net identifiable assets of BJ Yichengtaihe are as follows:

	RMB	US$
Net assets acquired:
Property	160,974	25,944
Land use right	54,489	8,782
Equipment	25,661	4,136
Cash and cash equivalent	1,098	177
Other current liabilities	(1,008)	(162)
Deferred tax liabilities	(42,368)	(6,828)

Total consideration in cash	198,846	32,049

Business combinations before 2014

The Group completed the following acquisitions in 2012 and 2013, which were accounted for as business combinations:

Tianwang and Yilong

As part of the Company’s business strategy to expand into the VPN market and to expand the Company’s existing managed network services (“MNS”), the Company acquired 100% of the equity interests in Tianwang and Yilong on February 28, 2013 for a total purchase consideration of RMB73,389, as follows:

RMB
Cash consideration (i)	17,500
Share consideration * (ii)	10,455
Contingent consideration in cash * (iii)	19,977
Contingent ordinary shares issuance * (iii) (iv)	25,457

Total fair value of purchase price consideration	73,389

*	The Company determined the fair value of the share consideration and contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	RMB15,500 and RMB2,000 of the above cash consideration were paid in April and December 2013, respectively.
(ii)	Share consideration represents a payment of RMB10,455 equivalent ADS shares was subsequently settled in May 2013. This share consideration was classified as a liability initially measured at its estimated fair value on the acquisition date and was reclassified to additional paid in capital when the number of shares to be issued became fixed.
(iii)	The contingent consideration in both cash and shares are determined based on the achievement by Tianwang and Yilong of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013 and 2014 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Tianwang and Yilong would meet the contractually stipulated targets. The outstanding contingent consideration related to year 2014 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 24).
(iv)	As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for fiscal year 2013 was resolved, the corresponding portion of the contingent consideration was remeasured on December 31, 2013 and December 31, 2014, with its fair value of RMB10,082 and RMB15,960 (US$2,572) reclassified to additional paid in capital. As the contingency with respect to the financial targets for fiscal year 2014 was resolved, the corresponding portion of the contingent consideration was remeasured on December 31, 2014, with its fair value of RMB7,762 (US$1,251) reclassified to additional paid in capital.

iJoy

As a part of the Company’s business expansion strategy into the provision of content delivery network (“CDN”) services, the Company acquired 100% equity interests in iJoy on April 30, 2013 for a total purchase consideration of RMB96,957 (net of the pre-existing receivables and payables which is settled between the Company and iJoy on the acquisition date) as follows:

RMB
Cash consideration (i)	24,663
Contingent consideration in cash * (ii)	25,146
Contingent ordinary shares issuance * (ii) (iii)	47,148

Total fair value of purchase price consideration	96,957

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	The Company has paid the first cash payment of approximately RMB24,883 to the seller of iJoy in 2013. The remaining balance of contingent consideration in cash of approximately RMB25,146 is to be paid when certain post-closing conditions are met.
(ii)	The contingent considerations are determined based on the achievement by iJoy of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013, 2014 and 2015 as well as meeting certain operational milestones provided in the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether iJoy will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2015 has been recorded in the “Amount due to related parties” balance within the Company’s Consolidated Balance Sheets (Note 24).
(iii)	As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial and/or operational targets for fiscal year 2013 and 2014 was resolved, the corresponding portion of the contingent consideration was remeasured with its fair value of RMB31,956 and RMB21,076 (US$3,397) reclassified to additional paid in capital, respectively.

21V Xi’an

On July 2, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, purchased 21ViaNet@Xian Holding Limited and its subsidiary (collectively, “21V Xi’an”) from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool Inc.(“aBitCool”), a related party, for an aggregate cash consideration of RMB15,977, which is net of the pre-existing receivables and payables which were settled between the Company and 21V Xi’an upon acquisition. 21V Xi’an had previously sold cabinets and leased data center space to the Company. The acquisition of 21V Xi’an has been entered into with the intention to expand the Company’s self-built data center and increase the number of cabinets, so that the Company can effectively manage market demand and improve profit margins. The bargain purchase gain of RMB10,539 represented the excess of the fair value of the identifiable net assets acquired above the consideration transferred. Specifically, the bargain purchase gain relates to the excess of the fair value of the property and equipment over the carrying amount of these assets, which was used to determine the original purchase consideration. The resulting bargain purchase gain has been recorded in other income in the Company’s consolidated statement of operations for the year ended December 31, 2012.

Fastweb

On September 9, 2012, as part of the Company’s business expansion strategy into CDN services, the Company acquired 100% equity interests in Fastweb for a total purchase consideration of RMB116,040. The contingent share consideration is determined based on the achievement by Fastweb of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2012 and 2013 as well as compliance to the terms of the sales and purchase agreement. The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for fiscal years 2012 and 2013 were resolved, the corresponding portion of the contingent consideration was remeasured as of December 31, 2012 and 2013 with its fair value of RMB41,197 and RMB45,012 reclassified to additional paid in capital.

Gehua

On October 19, 2011, as a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired 100% equity interest in Gehua from a related party for a total purchase consideration of RMB77,469.

The contingent consideration in shares is determined based on the achievement by Gehua of certain financial targets in accordance with the sales and purchase agreement for the periods from September 1, 2011 to December 31, 2011, from September 1, 2011 to August 31, 2013 and the operating effectiveness of the fiber optic lease arrangement acquired as part of this acquisition for the period up to August 15, 2014

As the contingency with respect to the financial targets for the period from September 1, 2011 to August 31, 2013 and the operating effectiveness of the fiber optic lease arrangement had been resolved, the corresponding portion of the contingent consideration in shares were remeasured on December 31, 2013 and August 15, 2014, respectively, with their then fair values of RMB38,665 and RMB21,482 (US$3,462) reclassified to additional paid in capital.